THE COMPANY AND A SUMMARY OF ITS SIGNIFICANT ACCOUNTING POLICIES - 10-K (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 09, 2023	Dec. 14, 2022	Apr. 30, 2020	Dec. 31, 2019	Nov. 30, 2018
Bridge SPA
Debt Instrument [Line Items]
Debt instrument, face amount			$ 1,667,000	$ 1,667,000
Private GRI
Debt Instrument [Line Items]
Impairment of long-lived assets	$ 0	$ 0
Private GRI | Bridge SPA | Significant Other Unobservable Inputs (Level 3)
Debt Instrument [Line Items]
Fair value of debt outstanding	$ 1,398,000
Private GRI | TEP Note | Convertible promissory notes
Debt Instrument [Line Items]
Debt instrument, face amount						$ 2,500,000	$ 5,000,000
Convertible notes interest rate (as a percent)							12.00%
Private GRI | TEP Note | Convertible promissory notes | Significant Other Observable Inputs (Level 2)
Debt Instrument [Line Items]
Fair value of debt outstanding		$ 3,650,000
Private GRI | Paycheck Protection Program loan
Debt Instrument [Line Items]
Debt instrument, face amount					$ 50,000
Convertible notes interest rate (as a percent)					1.00%